Initial Public Offering -Additional Information (Detail) - USD ($)		1 Months Ended	3 Months Ended
	Mar. 18, 2021	Mar. 18, 2021	Mar. 31, 2021	Dec. 31, 2020
Initial Public Offering Details [Line Items]
Deferred Legal Fees			$ 18,182
Warrants to be issued, description	Each Unit consists of one Class A ordinary share and one-eighth of one redeemable warrant ("Public Warrant"). Each whole Public Warrant will entitle the holder to purchase one Class A ordinary share at an exercise price of $11.50 per share, subject to adjustment			Each Unit will consist of one Class A ordinary share and one-eighth of one redeemable warrant ("Public Warrant"). Each whole Public Warrant will entitle the holder to purchase one Class A ordinary share at an exercise price of $11.50 per share, subject to adjustment (see Note 7).
IPO [Member]
Initial Public Offering Details [Line Items]
Issuance of initial public offering (in Shares)	97,750,000	97,750,000
Sale of price per share (in Dollars per share)	$ 10.00	$ 10.00
Gross proceeds	$ 977,500,000
Offering cost	54,500,000	$ 54,500,000
Deferred underwriting commissions	$ 34,200,000	$ 34,200,000
Over-Allotment Option [Member]
Initial Public Offering Details [Line Items]
Issuance of initial public offering (in Shares)	12,750,000	12,750,000
Sale of price per share (in Dollars per share)	$ 10.00	$ 10.00
Gross proceeds	$ 977,500,000
Deferred underwriting commissions	34,200,000	$ 34,200,000
Deferred Legal Fees	$ 18,000	$ 18,000